Financial Instruments - Disclosure of Fair Value of Commodity Price Contracts (Detail) - Coca-Cola FEMSA [member] - MXN ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Aluminum price contracts [member] | Less than 1 year [member] | 2016 [member]
Disclosure of detailed information about hedges [line items]
Notional amount		$ 74
Fair Value Liability		5
Sugar Price Contracts [member] | Less than 1 year [member]
Disclosure of detailed information about hedges [line items]
Notional amount	$ 992
Fair Value Asset	(7)
Sugar Price Contracts [member] | Less than 1 year [member] | 2016 [member]
Disclosure of detailed information about hedges [line items]
Notional amount		572
Fair Value Asset		$ 370
Sugar Price Contracts [member] | 1-2 years [member]
Disclosure of detailed information about hedges [line items]
Notional amount	150
Fair Value Asset	$ 3